Deposits (Schedule of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
Demand, non-interest bearing	$ 74,611	$ 71,318
NOW and Money Market	89,867	90,349
Savings	60,761	56,382
Time deposits, $100,000 or more	30,995	33,007
Other time deposits	123,411	135,695
Total deposits	$ 379,645	$ 386,751